UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23352

FlowStone Opportunity Fund
(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001
(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, NY 10036

Registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 – June 30, 2023

Explanatory Note:

The Registrant is filing this amendment to its Form N-PX for the period July 1, 2022 through June 30, 2023 originally filed with the Securities and Exchange Commission on July 19, 2023 (Accession Number : 0001398344-23-013231). The sole purpose of this amendment is to revise the Registrant's Item 1. Proxy Voting Record. This amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

Item 1. Proxy Voting Record

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Eagle Point Credit Company Inc	ECC	269808101	5/11/2023	Total of 1 voting items: 1. Election of 2 Directors	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FlowStone Opportunity Fund

By (Signature and Title):	/s/ Trent Statczar
Trent Statczar, Principal Financial Officer FlowStone Opportunity Fund

Date:	December 8, 2023